December 23, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of American Beacon Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Letter to Shareholders, Notice of Special Meeting of Shareholders of the CNL Global Real Estate Fund (the “Target Fund”), Shareholder Q&A, Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and Form of Proxy for the special meeting of shareholders of the Target Fund scheduled to be held on February 22, 2010 (the “Special Meeting”). The Special Meeting is being held to request shareholder approval of the reorganization of the Target Fund’s Class A and Institutional Class shares into the Investor Class and Y Class shares, respectively, of the American Beacon Global Real Estate Fund (the “Acquiring Fund”), a newly created series of the Trust.

In connection with the reorganization, the assets and liabilities of the Target Fund will be acquired and assumed by the Acquiring Fund in exchange for shares of the shares of the Acquiring Fund. Thereafter, the Target Fund will be dissolved and liquidated and the shares of the Acquiring Fund will be distributed to the Target Fund’s shareholders. The Trust filed a Registration Statement on Form N-1A to register the Acquiring Fund with the Securities and Exchange Commission on December 22, 2009 (Accession No. 0000898432-09-001484).

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on January 22, 2009.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.